Related Party Transactions	12 Months Ended
Dec. 31, 2020
Disclosure of related party [Abstract]
Related Party Transactions

18.	RELATED PARTY TRANSACTIONS
Remuneration of key management (includes the Company's directors and executive team) for the years ended:

	December 31,	December 31,
Expense by nature:	2020	2019

Short-term employee benefits	7.0	6.7
Share-based payments	4.6	5.2
	$11.6	$11.9
These transactions are in the normal course of operations and all of the transactions are measured at the exchange amount of consideration established and agreed to by the parties.